Nature of Operations and Going Concern	9 Months Ended
Jul. 31, 2024
Nature of Operations and Going Concern [Abstract]
Nature of Operations and Going Concern
1.	Nature of Operations and Going Concern

a.	Clearmind Medicine Inc. (the “Company”) was incorporated in the province of British Columbia on July 18, 2017. The Company is a clinical pharmaceutical company currently engaged in phase I/IIa clinical trials of novel psychedelic medicines that have been developed to solve widespread, yet under-served, health problems. The Company’s head office is located at Suite 101 -1220 West 6th Avenue, Vancouver, BC, V6H 1A5. The Company’s wholly owned Israeli subsidiary (Clearmindmed Ltd.) functions as the research and development arm of the Company.

On November 14, 2022, the Company completed a listing on the Nasdaq Capital Market (“Nasdaq”). The Company trades under the symbol “CMND” on the Nasdaq and on the Frankfurt Stock Exchange, (FSE), under the symbol “CWY”. The Company was listed on the Canadian Securities Exchange (“CSE”) in Toronto until March 14, 2024. Following approval for a voluntary delisting, the Company no longer trades on the CSE but remains a reporting issuer in Canada.

On January 16, 2024, the Company completed a registered direct and private placement for aggregate gross proceeds of $2.40 million. See note 6(c)(iii).

b.	Going concern

These condensed interim consolidated financial statements have been prepared on the going concern basis, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. For the nine months ended July 31, 2024, the Company has not generated any revenues and has negative cash flows from operations of $3,781,514. As of July 31, 2024, the Company has an accumulated deficit of $23,137,997. The continued operations of the Company are dependent on its ability to generate future cash flows or obtain additional financing through debt or equity. Management is of the opinion that sufficient working capital will be obtained from external financing to meet the Company’s liabilities and commitments as they become due, although there is a risk that additional financing will not be available on a timely basis or on terms acceptable to the Company. These factors raise substantial doubt on the Company’s ability to continue as a going concern. These condensed interim consolidated financial statements do not reflect any adjustments that may be necessary if the Company is unable to continue as a going concern.

c.	Reverse share split

On November 28, 2023, the Company’s Board of Directors (the “Board”) approved a 1-for-30 reverse split of its issued and outstanding common shares, effective as of November 28, 2023, pursuant to which holders of the Company’s common shares received 0.0333 of a common share for every one common share then held.

All issued and outstanding common shares or instruments convertible into common shares contained in these financial statements have been retroactively adjusted to reflect the reverse share split for all periods presented, unless explicitly stated otherwise.

d.

On October 7, 2023, an unprecedented attack was launched against Israel by terrorists from the Hamas terrorist organization that infiltrated Israel’s southern border from the Gaza Strip and in other areas within the State of Israel attacking civilians and military targets while simultaneously launching extensive rocket attacks on the Israeli population, which led to the declaration of the ‘Iron Swords’ War (the “War”).

The War is on-going as of the issuance date of these financial statements. The Company’s clinical trials, the laboratory that supports such clinical trials and the Contract Research Organization (CRO) are based in Israel. The extent to which the War may impact the Company’s financial condition, results of operations, or liquidity is uncertain, and as of the date of issuance of these consolidated financial statements, the Company is not aware of any specific event or circumstance that would require an update to its estimates or judgments or an adjustment to the carrying value of the Company’s assets or liabilities as of July 31, 2024.